AB INBEV Companies - Summary of Name and Registered Office of Fully Consolidated Companies (Detail)	12 Months Ended
	Dec. 31, 2021
Argentina [member] | CERVECERIA Y MALTERIA QUILMES SAICA y G [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA QUILMES SAICA Y G - Charcas 5160 - C1425BOF - Buenos Aires
Proportion of ownership interest in subsidiary	61.64%
Belgium [member] | BRASSERIE DE L'ABBAYE DE LEFFE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE L’ABBAYE DE LEFFE S.A. - Place de l’Abbaye, 1 - 5500 - Dinant
Proportion of ownership interest in subsidiary	98.54%
Belgium [member] | BROUWERU VAN HOEGAARDEN N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BROUWERIJ VAN HOEGAARDEN N.V. - Stoopkensstraat 46 - 3320 - Hoegaarden
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | COBREW N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COBREW N.V - Brouwerijplein 1 - 3000 - Leuven
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | INBEV BELGIUM S.P.R.L. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV BELGIUM BV/SRL - Boulevard Industriel 21 - 1070 - Brussel
Proportion of ownership interest in subsidiary	100.00%
Belgium [member] | ABINBEV N.V [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB-INBEV N.V - Grand Place 1 - 1000 - Brussel
Botswana [member] | Kgalagadi Breweries (Pty) Ltd [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KGALAGADI BREWERIES (PTY) LIMITED - Plot 20768, Kudu Road, Broadhurst Industrial Estate - Gaborone	[1]
Proportion of ownership interest in subsidiary	31.06%
Bolivia [member] | CERVECERIA BOLIVIANA NACIONAL S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA BOLIVIANA NACIONAL S.A. - Av. Montes 400 and Calle Chuquisaca No. 121, Zona Challapampa - La Paz
Proportion of ownership interest in subsidiary	52.73%
Brazil [Member] | Ambev [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AMBEV S.A. - Rua Dr. Renato Paes de Barros, 1017 - 3° floor - Itaim Bibi - CEP 04530-001 - Sao Paulo
Proportion of ownership interest in subsidiary	61.79%
Canada [member] | LABATT BREWING COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LABATT BREWING COMPANY LIMITED - 207 Queen’s Quay West, Suite 299 - M5J 1A7 - Toronto
Proportion of ownership interest in subsidiary	61.79%
Chile [member] | CERVECERIA CHILE S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA CHILE S.A. - Av. Presidente Eduardo Frei Montalva 9600, Quilicura - 8700000 - Santiago de Chile
Proportion of ownership interest in subsidiary	61.79%
China [member] | ANHEUSER-BUSCH INBEV (CHINA) SALES CO LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (CHINA) SALES CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (WUHAN) BREWERY CO. LTD. - Shangshou, Qin Duan Kou, Hanyang Area - 430051 - Wuhan City, Hubei Province
Proportion of ownership interest in subsidiary	84.66%
China [member] | ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (FOSHAN) BREWERY CO. LTD. - 1 Budweiser Avenue, Southwest St., Sanshui District - 528132 - Foshan City, Guangdong
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV HARBIN BREWERY CO. LTD. - 9 Hapi Road, Pingfang district - 150066 - Harbin City, Heilongijang Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TANGSHAN) BREWERY CO. LTD. - 18, Yingbin Road - 063300 - Tangshan City, Hebei Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN BREWERY CO. LTD. - No.1 West Xuejin Avenue,Hanjiang District - 351111 - Putian City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN (ZHANGZHOU) BREWERY CO. LTD. - Lantian Economic District - 363005 - Zhangzhou City, Fujian Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (TAIZHOU) BREWERY CO. LTD. - 159 Qi Xia East Road, Chengguan Town, Tiantai County - 317200 - Taizhou City, Zhejiang Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV SEDRIN (NANCHANG) BREWERY CO. LTD. - 1188 Jinsha Avenue, Economic District - Nanchang City, Jiangxi Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | SIPING GINSBER DRAFT BEER CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SIPING GINSBER DRAFT BEER CO. LTD. - Xianmaquan, Tiedong Area - Siping City, Jilin Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (NANTONG) BREWERY CO. LTD. - 666 Zhaoxia Road - Nantong City, Jiangsu Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SICHUAN) BREWERY CO. LTD. - No. 1, AB InBev Avenue, Cheng Nan Industry Park, Economic Development Area - 641300 - Ziyang City, Sichuan Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (HENAN) BREWERY CO. LTD. - No. 1 Budweiser Avenue, Industry Park, Tangzhuang Town - 453100 - Weihui City, Henan Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV JINLONGQUAN (HUBEI) BREWERY CO. LTD. - 89 Jin Long Quan Avenue - Jingmen City, Hubei Province
Proportion of ownership interest in subsidiary	52.33%
China [member] | ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV (SUQIAN) BREWERY CO. LTD. - No 1 Qujiang Road, Suyu Industry Park - Suqian City, Jiangsu Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | ANHEUSERBUSCH INBEV(WENZHOU) BREWERY CO. LTD [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV(WENZHOU) BREWERY CO. LTD. - No. 5108 Management Office, MingZhu Road, Binghai District, Development Zone - 325025 - Wenzhou City, Zhejiang Province
Proportion of ownership interest in subsidiary	87.22%
China [member] | BLUE GIRL BEER (GUANGZHOU) COMPANY LIMITED [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BLUE GIRL BEER (GUANGZHOU) COMPANY LIMITED - Units 2101,21/F, Tower A, China International Centre, 33 Zhongshan San Road - 510000 - Guangzhou City
Proportion of ownership interest in subsidiary	56.69%
Colombia [member] | ZX Ventures Colombia S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZX VENTURES COLOMBIA S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | BAVARIA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BAVARIA & CIA S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota
Proportion of ownership interest in subsidiary	99.16%
Colombia [member] | Kopps Comercial S.A.S. S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	KOPPS COMERCIAL S.A.S. - Carrera 53 A, No 127 - 35 - 110221 - Bogota
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | CERVECERIA DEL VALLE [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA DEL VALLE - Calle 15, No. 25 A37 Autopista, Cali-Yumbo - 760507 - Yumbo
Proportion of ownership interest in subsidiary	100.00%
Colombia [member] | CERVECERIA UNION [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA UNION - Cra 50 A #38-39, Itagui - 55412 - Itaguí
Proportion of ownership interest in subsidiary	99.14%
Czech Republic [member] | ANHEUSER-BUSCH INBEV CZECH S.R.O. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV CZECH S.R.O. - Vyskočilova 1422/1A - 140 00 - Praha 4-Michle
Proportion of ownership interest in subsidiary	100.00%
Czech Republic [member] | PIVOVAR SAMSON A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	PIVOVAR SAMSON A.S. - Lidická 458 - 370 01 - České Budějovice
Proportion of ownership interest in subsidiary	100.00%
Dominican Republic [member] | CERVECERIA NACIONAL DOMINICANA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA NACIONAL DOMINICANA S.A. - Autopista 30 de Mayo Km 61/2, Distrito Nacional - A.P. 1086 - Santo Domingo
Proportion of ownership interest in subsidiary	52.52%
Ecuador [member] | CERVECERIA NACIONAL (CN) S,A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL (CN) S.A. - Via a daule km 16,5 y calle cobre s/n - Guayaquil, Guayas
Proportion of ownership interest in subsidiary	95.58%
El Salvador [member] | INDUSTRIAS LA CONSTANCIA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INDUSTRIAS LA CONSTANCIA S.A. DE C.V. - Avenida Independencia, No 526 - San Salvador
Proportion of ownership interest in subsidiary	100.00%
France [member] | AB INBEV FRANCE S.A.S. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV FRANCE S.A.S. - Immeuble Crystal, 38, Place Vauban - C.P. 59110 - La Madeleine
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI BECK GmbH & CO. KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI BECK GMBH & CO. KG - Am Deich 18/19 - 28199 - Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | BRAUEREI DIEBELS GmbH & CO.KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRAUEREI DIEBELS GMBH & CO. KG - Brauerei-Diebels-Straße 1 - 47661 - Issum
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | HAAKE-BECK AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HAAKE-BECK AG - Am Deich 18/19 - 28199 - Bremen
Proportion of ownership interest in subsidiary	99.96%
Germany [member] | HASSERODER BRAUEREI GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	HASSERÖDER BRAUEREI GMBH. - Auerhahnring 1 - 38855 - Wernigerode
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV GERMANY HOLDING GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV GERMANY HOLDING GMBH. - Am Deich 18/19 - 28199 - Bremen
Germany [member] | SPATEN - FRANZISKANER - BRAU GmbH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SPATEN-FRANZISKANER-BRÄU GMBH. - Marsstrasse 46 + 48 - 80335 - München
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | ANHEUSER-BUSCH INBEV Deutschland GmbH & Co KG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV DEUTSCHLAND GMBH & CO. KG - Am Deich 18/19 - 28199 - Bremen
Proportion of ownership interest in subsidiary	100.00%
Germany [member] | LOEWENBRAEU AG [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	LÖWENBRÄU AG - Nymphenburger Str. 7 - 80335 - München
Proportion of ownership interest in subsidiary	100.00%
Ghana [member] | ACCRA BREWERY LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ACCRA BREWERY PLC - Farra Avenue 20 1st Floor, Pkf Building - P.O. Box GP1219 - Accra
Proportion of ownership interest in subsidiary	59.89%
Luxembourg [member] | BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BRASSERIE DE LUXEMBOURG MOUSEL - DIEKIRCH - Rue de la Brasserie, 1 - L-9214 - Diekirch
Proportion of ownership interest in subsidiary	95.82%
Honduras [member] | CERVECERIA HONDURENA, SA DE CV [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA HONDUREÑA S.A. DE C.V. - Blvd. Del Norte, Carretera Salida a Puerto Cortes - San Pedro Sula
Proportion of ownership interest in subsidiary	99.60%
Hong Kong [member] | BUDWEISER BREWING CO APACT LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	BUDWEISER BREWING COMPANY APAC LIMITED - Suites 3012-16, Tower Two, Times Square, 1 Matheson Street, Causeway Bay - Hong Kong
Proportion of ownership interest in subsidiary	87.22%
India [member] | CROWN BEERS INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CROWN BEERS INDIA LIMITED. - 510/511, Minerva House, Sarojini Devi Road - 500003 - Secunderabad, Telangana
Proportion of ownership interest in subsidiary	87.22%
India [member] | ANHEUSER BUSCH INBEV INDIA LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER BUSCH INBEV INDIA LIMITED. - Unit No.301-302, Dynasty Business Park, 3rd Floor Andheri - Kurla Road, Andheri (East) - 400059 - Mumbai, Maharashtra
Proportion of ownership interest in subsidiary	87.05%
Italy [member] | Anheuser-Busch Inbev Italia SpA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSH INBEV ITALIA S.P.A. - Via Fratelli Castiglioni, 8 - 20214 - Milano
Proportion of ownership interest in subsidiary	100.00%
Mexico [member] | CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA MODELO DE MEXICO S. DE R.L. DE C.V. - Cerrada de Palomas 22, Piso 6, Reforma Social - C.P. 11650 - Mexico City, CD MX
Proportion of ownership interest in subsidiary	100.00%
Mexico [member] | COMPANIA CERVECERA DE ZACATECAS S. DE R.L. DE C.V [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPANIA CERVECERA DE ZACATECAS S. DE R.L. DE C.V. - Blvd. Antonino Fernandez Rodriguez n° 100 - C.P. 98500 - Calera de Victor Rosales, Zacatecas
Proportion of ownership interest in subsidiary	100.00%
Mozambique [member] | CERVEJAS DE MOCAMBIQUE SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVEJAS DE MOÇAMBIQUE SA - Rua do Jardim 1329 - Maputo
Proportion of ownership interest in subsidiary	51.47%
Netherlands [member] | INBEV NEDERLAND N.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INBEV NEDERLAND N.V. - Ceresstraat 1 - 4811 CA - Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | INTERBREW INTERNATIONAL B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERBREW INTERNATIONAL B.V. - Ceresstraat 1 - 4811 CA - Breda
Proportion of ownership interest in subsidiary	100.00%
Netherlands [member] | AB InBev Africa B.V. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV AFRICA B.V. - Ceresstraat 1 - 4811 CA - Breda
Proportion of ownership interest in subsidiary	62.00%
Nigeria [member] | INTERNATIONAL BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	INTERNATIONAL BREWERIES PLC - 22/36 Glover Road, Lagos, Ikoyi, Nigeria - Lagos	[1]
Proportion of ownership interest in subsidiary	43.00%
Panama [member] | CERVECERIA NACIONAL HOLDING SA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA NACIONAL S DE RL - Ave. Ricardo J. Alfaro, Corregimiento de Betania, Distrito de Panamá, - Panama City
Proportion of ownership interest in subsidiary	61.79%
Paraguay [member] | CERVECERIA PARAGUAYA S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERÍA PARAGUAYA S.A. - Ruta Villeta km 30 N 3045 - 2660 - Ypané
Proportion of ownership interest in subsidiary	53.98%
Peru [member] | COMPANIA CERVECERA AMBEV PERU S.A.C. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPANIA CERVECERA AMBEV PERU S.A.C. - Av. Los Laureles Mza. A Lt. 4 del Centro Poblado Menor Santa Maria de Huachipa - Lurigancho (Chosica) - 15 - Lima
Proportion of ownership interest in subsidiary	97.22%
Peru [member] | UNIOIN DE CERVECERIAS PERUANAS BACKUS Y JOHNSTON SAA [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	UNIÓN DE CERVECERÍAS PERUANAS BACKUS Y JOHNSTON S.A.A. - 3986 Av. Nicolas Ayllon, Ate - 3 - Lima
Proportion of ownership interest in subsidiary	93.78%
South Africa [member] | SABSA HOLDINGS LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	SABSA HOLDINGS LTD PUBLIC LIMITED COMPANY - 65 Park Lane, Sandown - 2001 - Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Africa [member] | THE SOUTH AFRICAN BREWERIES (PTY) LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	THE SOUTH AFRICAN BREWERIES (PTY) LTD LIMITED BY SHARES - 65 Park Lane, Sandown - 2146 - Johannesburg
Proportion of ownership interest in subsidiary	100.00%
South Korea [member] | ORIENTAL BREWERY CO., LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ORIENTAL BREWERY CO. LTD. - 8F, ASEM Tower, 517, Yeongdong-daero, Gangnam-gu - 06164 - Seoul
Proportion of ownership interest in subsidiary	87.22%
Switzerland [member] | Anheuser Bush InBev Procurement (GMBH) [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV PROCUREMENT GESELLSCHAFT MIT BESCHRÄNKTER HAFTUNG (GMBH) - Suurstoffi 22 - 6343 - Rotkreuz
Proportion of ownership interest in subsidiary	100.00%
Tanzania [member] | TANZANIA BREWERIES PLC [Member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	TANZANIA BREWERIES PLC - Uhuru Street, Plot 79, Block AA - P.O. Box 9013 - Dar es Salaam	[1]
Proportion of ownership interest in subsidiary	39.65%
Uganda [member] | NILE BREWERIES LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	NILE BREWERIES LTD - Plot M90 Yusuf Lule Road, Njeru - P.O. Box 762 - Jinja - Eastern Uganda
Proportion of ownership interest in subsidiary	61.64%
United Kingdom [member] | ABI SAB GROUP HOLDING LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI SAB GROUP HOLDING LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ABI UK HOLDINGS 1 LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ABI UK HOLDING 1 LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB INBEV UK LTD [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV UK LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB Inbev Holdings Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV HOLDINGS LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | AB Inbev International Brands Limited [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	AB INBEV INTERNATIONAL BRANDS LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United Kingdom [member] | ZX VENTURES LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZX VENTURES LIMITED - Bureau, 90 Fetter Lane - EC4A 1EN - London
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Anheuser Busch Companies [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH COMPANIES, LLC. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH INTERNATIONAL, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INTERNATIONAL, INC. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH PACKAGING GROUP, INC. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH PACKAGING GROUP, INC. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | ANHEUSER-BUSCH, LLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH, LLC. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	100.00%
United States [member] | Metal Container Corporation, Inc [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	METAL CONTAINER CORPORATION, INC. - One Busch Place - MO 63118 - St. Louis
Proportion of ownership interest in subsidiary	50.10%
United States [member] | Anheuser-Busch North American Holding Corporation [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH NORTH AMERICAN HOLDING CORPORATION - C/O THE CORPORATION TRUST COMPANY, INC. - 1209 Orange Street - DE 19801 - Wilmington
Proportion of ownership interest in subsidiary	100.00%
Uruguay [member] | CERVECERIA Y MALTERIA PAYSANDU S.A. [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	CERVECERIA Y MALTERIA PAYSANDU S.A. - Cesar Cortinas, 2037 - C.P. 11500 - Montevideo
Proportion of ownership interest in subsidiary	61.75%
Vietnam [member] | ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ANHEUSER-BUSCH INBEV VIETNAM BREWERY COMPANY LIMITED - 2 VSIP II-A, Street No. 28 - Singapore II-A Industrial Park, Vinh Tan Ward - Tan Uyen Town, Binh Duong Province
Proportion of ownership interest in subsidiary	87.22%
Zambia [member] | ZAMBIAN BREWERIES PLC [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	ZAMBIAN BREWERIES - Plot No 6438, Mungwi Road - P.O. Box 31293 - Lusaka
Proportion of ownership interest in subsidiary	54.00%
SPAIN | COMPANIA CERVECERA DE CANARIAS, S.A [member]
Disclosure of information about consolidated structured entities [line items]
Address of entity's registered office	COMPAÑÍA CERVECERA DE CANARIAS, S.A. - Av Ángel Romero, 18 - 38009 - Santa Cruz de Tenerife
Proportion of ownership interest in subsidiary	51.03%

[1]	The company is consolidated due to the group’s majority shareholdings and ability to control the operations.